Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	EKSO BIONICS HOLDINGS, INC.
Entity Central Index Key	0001549084
Document Period End Date	Dec. 31, 2014
Entity Filer Category	Smaller Reporting Company